Note 4 - Acquisitions (Details) - The Preliminary Purchase Price Allocation for Businesses Acquired (USD $) In Thousands, unless otherwise specified	12 Months Ended								1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2014 Impatex [Member] Customer Relationships [Member]	Jan. 31, 2014 Impatex [Member] Developed Technology Rights [Member]	Jan. 31, 2014 Impatex [Member]	Jan. 31, 2014 Compudata [Member] Customer Relationships [Member]	Jan. 31, 2014 Compudata [Member] Noncompete Agreements [Member]	Dec. 20, 2013 Compudata [Member]	Jan. 31, 2014 Compudata [Member]	Jan. 31, 2014 KSD [Member] Customer Relationships [Member]	Jan. 31, 2014 KSD [Member] Developed Technology Rights [Member]	May 02, 2013 KSD [Member]	Jan. 31, 2014 KSD [Member]	Jan. 31, 2013 Exentra [Member] Customer Relationships [Member]	Jan. 31, 2013 Exentra [Member] Developed Technology Rights [Member]	Nov. 14, 2012 Exentra [Member]	Jan. 31, 2013 Exentra [Member]	Jan. 31, 2013 IES [Member] Customer Relationships [Member]	Jan. 31, 2013 IES [Member] Developed Technology Rights [Member]	Jan. 31, 2013 IES [Member] Noncompete Agreements [Member]	Jun. 15, 2012 IES [Member]	Jan. 31, 2013 IES [Member]	Jan. 31, 2013 Infodis [Member] Customer Relationships [Member]	Jan. 31, 2013 Infodis [Member] Developed Technology Rights [Member]	Jun. 30, 2012 Infodis [Member]	Jan. 31, 2013 Infodis [Member]	Jan. 31, 2012 GeoMicro [Member] Customer Relationships [Member]	Jan. 31, 2012 GeoMicro [Member] Developed Technology Rights [Member]	Jan. 31, 2012 GeoMicro [Member] Noncompete Agreements [Member]	Jan. 31, 2012 GeoMicro [Member] Trade Names [Member]	Jan. 20, 2012 GeoMicro [Member]	Jan. 31, 2012 GeoMicro [Member]	Jan. 31, 2012 InterCommIT [Member] Customer Relationships [Member]	Jan. 31, 2012 InterCommIT [Member] Developed Technology Rights [Member]	Jan. 31, 2012 InterCommIT [Member] Noncompete Agreements [Member]	Jan. 31, 2012 InterCommIT [Member] Trade Names [Member]	Nov. 02, 2011 InterCommIT [Member]	Jan. 31, 2012 InterCommIT [Member]	Jan. 31, 2012 Telargo [Member] Customer Relationships [Member]	Jan. 31, 2012 Telargo [Member] Developed Technology Rights [Member]	Jun. 10, 2011 Telargo [Member]	Jan. 31, 2012 Telargo [Member]	Jan. 31, 2014 Customer Relationships [Member]	Jan. 31, 2013 Customer Relationships [Member]	Jan. 31, 2012 Customer Relationships [Member]	Jan. 31, 2014 Developed Technology Rights [Member]	Jan. 31, 2013 Developed Technology Rights [Member]	Jan. 31, 2012 Developed Technology Rights [Member]	Jan. 31, 2014 Noncompete Agreements [Member]	Jan. 31, 2013 Noncompete Agreements [Member]	Jan. 31, 2012 Noncompete Agreements [Member]	Jan. 31, 2012 Trade Names [Member]
Business Acquisition [Line Items]
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	$ 58,737	$ 54,155	$ 21,281			$ 8,175			$ 18,100	$ 18,143			$ 32,400	$ 32,419			$ 16,600	$ 16,559				$ 33,900	$ 33,909			$ 3,700	$ 3,687					$ 2,700	$ 2,674					$ 13,600	$ 13,605			$ 9,300	$ 5,002
Net working capital adjustments receivable	(3,135)	(13)	(871)			(182)				(79)				(2,874)				(27)					12				2						(4)						(38)				(829)
	55,602	54,142	20,410			7,993				18,064				29,545				16,532					33,921				3,689						2,670						13,567				4,173
Current assets, excluding cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	6,602	2,481	3,109			526				1,775				4,301				883					767				831						194						1,309				1,606
Capital assets	200	310	497			109				24				67				116									194						29						87				381
Deferred income tax assets	874	22	3,063			11								863													22						715						4				2,344
Current liabilities	(5,139)	(1,578)	(4,227)			(275)				(923)				(3,941)				(1,008)					(184)				(386)						(672)						(510)				(3,045)
Deferred revenue	(3,467)	(927)	(1,862)			(441)				(22)				(3,004)				(26)					(901)										(559)						(410)				(893)
Deferred income tax liability	(10,821)	(3,677)	(6,121)			(1,140)				(2,924)				(6,757)				(3,112)									(565)						(987)						(2,693)				(2,441)
Debt	(894)													(894)
Other long term liabilities			(4,506)																																				(229)				(4,277)
Net tangible liabilities assumed	(12,645)	(3,369)	(10,047)			(1,210)				(2,070)				(9,365)				(3,147)					(318)				96						(1,280)						(2,442)				(6,325)
Finite life intangible assets acquired				2,495	3,207		11,910	23			17,500	8,300			2,621	10,827			6,941	15,236	239			834	1,420			364	1,746	90	51			2,367	7,806	193	273			427	5,749			31,905	10,396	3,158	11,507	27,483	15,301	23	239	283	324
Goodwill	111,179	88,297	11,391			3,501				8,201				13,110				6,231					11,823				1,339						1,699						5,370				4,322
	$ 55,602	$ 54,142	$ 20,410			$ 7,993				$ 18,064				$ 29,545				$ 16,532					$ 33,921				$ 3,689						$ 2,670						$ 13,567				$ 4,173